Components of Other Operating (Income) Expense, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012		Feb. 15, 2012 Sony Ericsson	Mar. 31, 2012 Sony Ericsson		Mar. 31, 2014 M3		Mar. 31, 2013 M3		Mar. 31, 2014 Music Publishing	Mar. 31, 2014 United States Head Quarters		Mar. 31, 2013 United States Head Quarters		Mar. 31, 2014 Sony City Osaki		Mar. 31, 2013 Sony City Osaki
Components of Other Operating Income [Line Items]
Remeasurement gain							¥ (102,331)	¥ (102,331)	[1]	¥ (13,758)	[2]	¥ (122,160)	[2]	¥ (10,307)
Gain on sale of building															(5,462)	[3]	(65,516)	[3]	(4,914)	[3]	(42,322)	[3]
(Gain) loss on sale of interests in subsidiaries and affiliates, net	(7,753)	[1],[4]	(10,399)	[1],[4]	(2,882)	[1],[4]
(Gain) loss on sale, disposal or impairment of assets, net	90,860	[4],[5]	5,178	[4],[5]	45,619	[4],[5]
Other operating (income) expense, net	¥ 48,666		¥ (235,219)		¥ (59,594)

[1]	Refer to Note 24.
[2]	Refer to Note 5.
[3]	Refer to Note 8.
[4]	Refer to Note 25.
[5]	Refer to Notes 13, 18 and 19.